INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF STATUTORY INCOME TAX RATES AND EFFECTIVE TAX RATE

The Company’s effective income tax rate differs from the amount computed by applying the federal statutory income tax rate to loss before income taxes as follows:

	December 31, 2024	December 31, 2023
Income tax benefit at federal statutory rate	(21.0)%	(21.0)%
State income tax benefit, net of federal benefit	(8.8)%	(8.8)%
Change in valuation allowance	29.8%	29.8%
Income taxes at effective rate	-%	-%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	2024	2023
Tax Operating Loss Carryforward - USA	$2,800,000	$1,569,000
Other	-	-
Valuation Allowance - USA	(2,800,000)	(1,569,000)
Deferred Tax Assets, Net	$-	$-